Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Sep. 05, 2012	Dec. 30, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	PARAMOUNT GOLD & SILVER CORP.
Entity Central Index Key	0001342854
Current Fiscal Year End Date	--06-30
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Public Float			$ 250
Entity Common Stock, Shares Outstanding		147,546,184
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun. 30, 2012